Employee Benefit Plans	12 Months Ended
Mar. 31, 2026
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 14 — EMPLOYEE BENEFIT PLANS

HK SAR

The Company has a defined contribution pension scheme for its qualifying employees. The scheme assets are held under a provident fund managed by an independent fund manager. The Company and its employees are each required to make contributions to the scheme calculated at 5% of the employees’ basic salaries on monthly basis.

Singapore

The Company makes contributions to the Central Provident Fund scheme in Singapore, a defined contribution pension scheme. Contributions to defined contribution pension schemes are recognised as an expense in the period in which the related service is performed.